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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]: Amendment Number: ________
    This Amendment (Check only one):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Howard Hughes Medical Institute
Address:  4000 Jones Bridge Road
          Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Richard Pender
Title:    Managing Director - Global Equities
Phone:    (301) 215-8697

Signature, Place, and Date of Signing:

/s/ Richard Pender         Chevy Chase, Maryland           08/06/09
-------------------    -----------------------------    --------------
[Signature]                    [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:       39

Form 13F Information Table Value Total:    417,884
                                         (thousands)

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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   FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------  ---------------  --------- -------- ------------------ ---------- -------- ----------------
                                                                                                VOTING AUTHORITY
                                                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------
NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------  ---------------  --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES  COMMON           002824100    6,350   135,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ANADARKO PETROLEUM
  CORP               COMMON           032511107    8,397   185,000 SH  N/A     SOLE      N/A     X    N/A   N/A
APPLE INC            COMMON           037833100    5,697    40,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CISCO SYSTEMS INC    COMMON           17275R102    9,139   490,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DEERE & COMPANY      COMMON           244199105    8,190   205,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DELL INC             COMMON           24702R101    3,776   275,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DISNEY WALT CO       COM DISNEY       254687106    9,915   425,000 SH  N/A     SOLE      N/A     X    N/A   N/A
EMC CORP MASS        COMMON           268648102    9,170   700,000 SH  N/A     SOLE      N/A     X    N/A   N/A
EMERSON ELECTRIC CO  COMMON           291011104    6,480   200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ENCANA CORP          COMMON           292505104    8,410   170,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENERAL ELECTRIC CO  COMMON           369604103    6,739   575,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GILEAD SCIENCES INC  COMMON           375558103    3,747    80,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GOLDMAN SACHS GROUP
  INC                COMMON           38141G104    2,212    15,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST        MSCI EAFE IDX    464287465      229     5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST        MSCI EMERG MKT   464287234  148,258 4,600,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST        RUSSELL1000GRW   464287614   25,644   625,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST        RUSSELL1000VAL   464287598   28,554   600,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JOHNSON & JOHNSON    COMMON           478160104    6,248   110,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JPMORGAN CHASE & CO  COMMON           46625H100    3,923   115,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MARKET VECTORS ETF
  TRUST              RUSSIA ETF       57060U506   12,799   613,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MARVEL
  ENTERTAINMENT INC  COMMON           57383T103    6,584   185,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MCCORMICK & CO INC   COM NON VTG      579780206    4,066   125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MCDONALD'S CORP      COMMON           580135101    6,611   115,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MONSANTO CO NEW      COMMON           61166W101    4,460    60,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NETFLIX INC          COMMON           64110L106    3,101    75,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PETROLEO BRASILEIRO
  SA PETRO           SP ADR NON VTG   71654V101    2,836    85,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PROCTER & GAMBLE CO  COMMON           742718109    2,044    40,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SCRIPPS NETWORK
  INTERACTIVE INC    CL A COM         811065101    6,262   225,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPDR TRUST           UNIT SER 1       78462F103   34,481   375,000 SH  N/A     SOLE      N/A     X    N/A   N/A
TIME WARNER INC      COMMON NEW       887317303    7,557   300,000 SH  N/A     SOLE      N/A     X    N/A   N/A
UNION PACIFIC CORP   COMMON           907818108    3,124    60,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ADOLOR CORP          COMMON           00724X102       33    18,750 SH  N/A     SOLE      N/A     X    N/A   N/A
LEXICON
  PHARMACEUTICALS
  INC                COMMON           528872104      873   703,997 SH  N/A     SOLE      N/A     X    N/A   N/A
MIDDLEBROOK
  PHARMACEUTICALS
  INC                COMMON           596087106      260   192,797 SH  N/A     SOLE      N/A     X    N/A   N/A
XENOPORT INC         COMMON           98411C100      577    24,900 SH  N/A     SOLE      N/A     X    N/A   N/A
ALEXZA
  PHARMACEUTICALS
  INC                COMMON           015384100    1,325   559,147 SH  N/A     SOLE      N/A     X    N/A   N/A
DOUGLAS EMMETT INC   COMMON           25960P109    1,510   167,955 SH  N/A     SOLE      N/A     X    N/A   N/A
PATRIOT COAL CORP    COMMON           70336T104   10,101 1,607,340 SH  N/A     SOLE      N/A     X    N/A   N/A
FOREST OIL CORP      COMMON PAR
                     $0.01            346091705    8,203   549,772 SH  N/A     SOLE      N/A     X    N/A   N/A

                                                 417,884
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